SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Intangible Assets (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 2,252,000		$ 2,252,000
Acquired Technology			$ 3,300,000
Number of Business Combinations			2
Accumulated amortization			$ 300,000
Impairment of goodwill or intangible assets		$ 0	0
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Acquired Technology	3,270,000		3,300,000
Accumulated amortization	$ 817,000	$ 800,000	$ 276,000